                          SUPPLEMENT DATED MAY 1, 2011

                                       TO

                           PROSPECTUS DATED MAY, 2010



                       UNIVERSAL SELECT ANNUITY PROSPECTUS



  Group and Individual Annuity Contracts Issued by Metlife Insurance Company of
                                   Connecticut





This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9406, if you need another copy of the prospectus.



The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional purchase payments.



1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:



FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lazard Mid Cap Portfolio -- Class A
  Contrafund(R) Portfolio -- Service Class 2       Loomis Sayles Global Markets
  Equity-Income Portfolio -- Initial Class            Portfolio -- Class A
  Mid Cap Portfolio -- Service Class 2             Lord Abbett Bond Debenture
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 MetLife Aggressive Strategy
  Templeton Developing Markets Securities             Portfolio -- Class B
     Fund                                          Oppenheimer Capital Appreciation
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Inflation Protected Bond
  Overseas Portfolio                                  Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          PIMCO Total Return Portfolio -- Class B
  Legg Mason ClearBridge Variable Aggressive       Pioneer Fund Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable                     A
     Appreciation Portfolio -- Class I             T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap Value Portfolio -- Class I            Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      METROPOLITAN SERIES FUND, INC.
     Value Portfolio -- Class I                    Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Aggressive Growth
  Legg Mason Investment Counsel Variable              Portfolio -- Class D
     Social Awareness Portfolio                    BlackRock Bond Income Portfolio -- Class A
MET INVESTORS SERIES TRUST                         BlackRock Diversified Portfolio -- Class A
  Batterymarch Growth and Income                   BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        BlackRock Money Market Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class      MetLife Conservative Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Conservative to Moderate Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Moderate Allocation
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate to Aggressive Allocation
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class B
     A                                             MetLife Stock Index Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Morgan Stanley EAFE(R) Index
                                                      Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class A
                                                   Russell 2000(R) Index Portfolio -- Class A
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A




Certain Funding Options have been subject to a change. See Appendix.

2. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE
INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.27%      1.76%




UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class 2............    0.56%       0.25%      0.09%           --          0.90%          --          0.90%
  Equity-Income
     Portfolio -- Initial Class....    0.46%         --       0.10%           --          0.56%          --          0.56%
  Mid Cap Portfolio -- Service
     Class 2.......................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS
  2
  Franklin Small-Mid Cap Growth
     Securities Fund(+)............    0.51%       0.25%      0.29%         0.01%         1.06%        0.01%         1.05%(1)
  Templeton Developing Markets
     Securities Fund...............    1.24%       0.25%      0.26%         0.01%         1.76%        0.01%         1.75%(1)
  Templeton Foreign Securities
     Fund..........................    0.65%       0.25%      0.14%         0.01%         1.05%        0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Overseas Portfolio...............    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I..........    0.75%         --       0.04%           --          0.79%          --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I..........    0.71%         --       0.03%           --          0.74%          --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I..........    0.75%         --       0.05%           --          0.80%          --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I..........    0.75%         --       0.16%           --          0.91%          --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I..........    0.65%         --       0.10%           --          0.75%          --          0.75%

                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I..........    0.75%         --       0.14%           --          0.89%          --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio.....................    0.69%         --       0.28%           --          0.97%          --          0.97%
MET INVESTORS SERIES TRUST
  Batterymarch Growth and Income
     Portfolio -- Class A..........    0.65%         --       0.08%           --          0.73%        0.08%         0.65%(2)
  BlackRock High Yield
     Portfolio -- Class A..........    0.60%         --       0.05%           --          0.65%          --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E..........    0.59%       0.15%      0.05%           --          0.79%          --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A..........    0.62%         --       0.07%           --          0.69%          --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A..........    0.79%         --       0.08%           --          0.87%          --          0.87%
  Harris Oakmark International
     Portfolio -- Class A..........    0.78%         --       0.07%           --          0.85%        0.01%         0.84%(3)
  Invesco Small Cap Growth
     Portfolio -- Class A..........    0.85%         --       0.04%           --          0.89%        0.02%         0.87%(4)
  Janus Forty Portfolio -- Class
     A.............................    0.63%         --       0.04%           --          0.67%          --          0.67%
  Lazard Mid Cap Portfolio -- Class
     A.............................    0.69%         --       0.04%           --          0.73%          --          0.73%
  Loomis Sayles Global Markets
     Portfolio -- Class A..........    0.69%         --       0.10%           --          0.79%          --          0.79%
  Lord Abbett Bond Debenture
     Portfolio -- Class A..........    0.50%         --       0.03%           --          0.53%          --          0.53%
  MetLife Aggressive Strategy
     Portfolio -- Class B..........    0.09%       0.25%      0.02%         0.74%         1.10%        0.01%         1.09%(5)
  Oppenheimer Capital Appreciation
     Portfolio -- Class A..........    0.60%         --       0.06%           --          0.66%          --          0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..........    0.47%         --       0.04%           --          0.51%          --          0.51%
  PIMCO Total Return
     Portfolio -- Class B..........    0.48%       0.25%      0.03%           --          0.76%          --          0.76%
  Pioneer Fund Portfolio -- Class
     A.............................    0.64%         --       0.05%           --          0.69%        0.02%         0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A..........    0.59%         --       0.08%           --          0.67%          --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B..........    0.57%       0.25%      0.02%           --          0.84%          --          0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B..........    0.74%       0.25%      0.04%           --          1.03%          --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B..........    0.60%       0.25%      0.04%           --          0.89%          --          0.89%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A....    0.25%         --       0.03%           --          0.28%        0.01%         0.27%(8)
  BlackRock Aggressive Growth
     Portfolio -- Class D..........    0.73%       0.10%      0.04%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A..........    0.37%         --       0.03%           --          0.40%        0.03%         0.37%(9)

                                               DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                  AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                    MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                         FEE    (12b-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
---------------                     ---------- ------------ -------- ------------------ --------- --------------- ---------------
  BlackRock Diversified
     Portfolio -- Class A..........    0.46%         --       0.04%           --          0.50%          --          0.50%
  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A..........    0.73%         --       0.04%           --          0.77%        0.02%         0.75%(10)
  BlackRock Money Market
     Portfolio -- Class A..........    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(11)
  MetLife Conservative Allocation
     Portfolio -- Class B..........    0.10%       0.25%      0.01%         0.55%         0.91%        0.01%         0.90%(12)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B.............................    0.08%       0.25%      0.02%         0.61%         0.96%          --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B..........    0.06%       0.25%        --          0.66%         0.97%          --          0.97%
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B.............................    0.06%       0.25%      0.01%         0.71%         1.03%          --          1.03%
  MetLife Stock Index
     Portfolio -- Class A..........    0.25%         --       0.02%           --          0.27%        0.01%         0.26%(8)
  MFS(R) Total Return
     Portfolio -- Class F..........    0.54%       0.20%      0.04%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A.............................    0.71%         --       0.02%           --          0.73%        0.11%         0.62%(13)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A..........    0.30%         --       0.11%         0.01%         0.42%          --          0.42%
  Oppenheimer Global Equity
     Portfolio -- Class A..........    0.53%         --       0.08%           --          0.61%          --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A..........    0.25%         --       0.07%         0.01%         0.33%          --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.........    0.60%       0.25%      0.04%           --          0.89%          --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B..........    0.50%       0.25%      0.07%           --          0.82%          --          0.82%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A.............................    0.47%         --       0.03%           --          0.50%        0.01%         0.49%(14)



---------

+ Not available under all Contracts. Availability depends on Contract issue date.


(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2) MetLife Advisers, LLC has contractually agreed to permanently limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.55% of such assets over $500 million up to $1 billion plus 0.50% of such assets over $1 billion up to $1.5 billion plus 0.45% of such assets over $1.5 billion up to $2 billion plus 0.40% of such assets over $2 billion, excluding 12b-1 fees.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(14) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

3. FUNDING OPTIONS





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio           Seeks long-term capital              Fidelity Management & Research
     -- Service Class 2             appreciation.                        Company Subadviser: FMR Co., Inc.
  Equity-Income                     Seeks reasonable income. The fund    Fidelity Management & Research
     Portfolio -- Initial Class     will also consider the potential     Company Subadviser: FMR Co., Inc.
                                    for capital appreciation. The
                                    fund's goal is to achieve a yield
                                    which exceeds the composite yield
                                    on the securities comprising the
                                    Standard & Poor's 500(R) Index
                                    (S&P 500(R)).
  Mid Cap Portfolio -- Service      Seeks long-term growth of            Fidelity Management & Research
     Class 2                        capital.                             Company Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth     Seeks long-term capital growth.      Franklin Advisers, Inc.
     Securities Fund+
  Templeton Developing Markets      Seeks long-term capital              Templeton Asset Management Ltd.
     Securities Fund                appreciation.
  Templeton Foreign Securities      Seeks long-term capital growth.      Templeton Investment Counsel, LLC
     Fund
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Overseas Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable   Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                   LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
     Appreciation                   capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value      Current income is a secondary        LLC
     Portfolio -- Class I           consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Large Cap Growth               capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Large Cap Value                capital. Current income is a         LLC
     Portfolio -- Class I           secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
  Legg Mason ClearBridge Variable   Seeks long-term growth of            Legg Mason Partners Fund Advisor,
     Small Cap Growth               capital.                             LLC
     Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
  Legg Mason Investment Counsel     Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
     Variable Social Awareness      retention of net investment          LLC
     Portfolio                      income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
  Batterymarch Growth and Income    Seeks long-term accumulation of      MetLife Advisers, LLC
     Portfolio -- Class A           principal through capital            Subadviser: Batterymarch
                                    appreciation and retention of net    Financial Management, Inc.
                                    investment income.
  BlackRock High Yield              Seeks to maximize total return,      MetLife Advisers, LLC
     Portfolio -- Class A           consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
  BlackRock Large Cap Core          Seeks long-term capital growth.      MetLife Advisers, LLC
     Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                         LLC
  Clarion Global Real Estate        Seeks total return through           MetLife Advisers, LLC
     Portfolio -- Class A           investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
  Dreman Small Cap Value            Seeks capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                         Management, LLC
  Harris Oakmark International      Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class A           appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
  Invesco Small Cap Growth          Seeks long-term growth of            MetLife Advisers, LLC
     Portfolio -- Class A           capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
  Janus Forty Portfolio -- Class    Seeks capital appreciation.          MetLife Advisers, LLC
     A                                                                   Subadviser: Janus Capital
                                                                         Management LLC
  Lazard Mid Cap                    Seeks long-term growth of            MetLife Advisers, LLC
     Portfolio -- Class A           capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
  Loomis Sayles Global Markets      Seeks high total investment          MetLife Advisers, LLC
     Portfolio -- Class A           return through a combination of      Subadviser: Loomis, Sayles &
                                    capital appreciation and income.     Company, L.P.
  Lord Abbett Bond Debenture        Seeks high current income and the    MetLife Advisers, LLC
     Portfolio -- Class A           opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
  MetLife Aggressive Strategy       Seeks growth of capital.             MetLife Advisers, LLC
     Portfolio -- Class B
  Oppenheimer Capital               Seeks capital appreciation.          MetLife Advisers, LLC
     Appreciation Portfolio                                              Subadviser: OppenheimerFunds,
     -- Class A                                                          Inc.
  PIMCO Inflation Protected Bond    Seeks maximum real return,           MetLife Advisers, LLC
     Portfolio -- Class A           consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
  PIMCO Total Return                Seeks maximum total return,          MetLife Advisers, LLC
     Portfolio -- Class B           consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
  Pioneer Fund Portfolio -- Class   Seeks reasonable income and          MetLife Advisers, LLC
     A                              capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
  Pioneer Strategic Income          Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class A           income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
  T. Rowe Price Large Cap Value     Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class B           appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued. Income is a
                                    secondary objective.
  Third Avenue Small Cap Value      Seeks long-term capital              MetLife Advisers, LLC
     Portfolio -- Class B           appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
  Van Kampen Comstock               Seeks capital growth and income.     MetLife Advisers, LLC
     Portfolio -- Class B                                                Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond   Seeks to equal the performance of    MetLife Advisers, LLC
     Index Portfolio -- Class A     the Barclays Capital U.S.            Subadviser: MetLife Investment
                                    Aggregate Bond Index.                Advisors Company, LLC
  BlackRock Aggressive Growth       Seeks maximum capital                MetLife Advisers, LLC
     Portfolio -- Class D           appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
  BlackRock Bond Income             Seeks a competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A           primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
  BlackRock Diversified             Seeks high total return while        MetLife Advisers, LLC
     Portfolio -- Class A           attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
  BlackRock Legacy Large Cap        Seeks long-term growth of            MetLife Advisers, LLC
     Growth Portfolio -- Class A    capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
  BlackRock Money Market            Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class A           income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
  MetLife Conservative Allocation   Seeks a high level of current        MetLife Advisers, LLC
     Portfolio -- Class B           income, with growth of capital as
                                    a secondary objective.
  MetLife Conservative to           Seeks high total return in the       MetLife Advisers, LLC
     Moderate Allocation            form of income and growth of
     Portfolio -- Class B           capital, with a greater emphasis
                                    on income.
  MetLife Moderate Allocation       Seeks a balance between a high       MetLife Advisers, LLC
     Portfolio -- Class B           level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
  MetLife Moderate to Aggressive    Seeks growth of capital.             MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index               Seeks to equal the performance of    MetLife Advisers, LLC
     Portfolio -- Class A           the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
  MFS(R) Total Return               Seeks a favorable total return       MetLife Advisers, LLC
     Portfolio -- Class F           through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
  MFS(R) Value Portfolio -- Class   Seeks capital appreciation.          MetLife Advisers, LLC
     A                                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
  Morgan Stanley EAFE(R) Index      Seeks to equal the performance of    MetLife Advisers, LLC
     Portfolio -- Class A           the MSCI EAFE(R) Index.              Subadviser: MetLife Investment
                                                                         Advisors Company, LLC
  Oppenheimer Global Equity         Seeks capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class A                                                Subadviser: OppenheimerFunds,
                                                                         Inc.
  Russell 2000(R) Index             Seeks to equal the performance of    MetLife Advisers, LLC
     Portfolio -- Class A           the Russell 2000(R) Index.           Subadviser: MetLife Investment
                                                                         Advisors Company, LLC
  T. Rowe Price Large Cap Growth    Seeks long-term growth of capital    MetLife Advisers, LLC
     Portfolio -- Class B+          and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
  T. Rowe Price Small Cap Growth    Seeks long-term capital growth.      MetLife Advisers, LLC
     Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                         Associates, Inc.
  Western Asset Management U.S.     Seeks to maximize total return       MetLife Advisers, LLC
     Government Portfolio           consistent with preservation of      Subadviser: Western Asset
     -- Class A                     capital and maintenance of           Management Company
                                    liquidity.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.

4. YOUR FUNDING OPTIONS:



MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.



5. THE ANNUITY CONTRACT:



NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a nonnatural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.



6. CHARGES AND DEDUCTIONS:



     a. A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.



     b. We will not deduct a withdrawal charge due to: required minimum distributions from qualified Contracts in order to satisfy federal income tax rules or withdrawals to avoid required federal income tax penalties. This waiver applies to the amount required to be distributed from this Contract only.



7. DEATH BENEFIT-PAYMENT OF PROCEEDS:



If we are presented in Good Order with notification of your death before any requested transaction is completed (including transactions under the DCA Program, automatic rebalancing program, systematic withdrawal program and managed distribution program), we will cancel the request. The death benefit will be determined when we receive Due Proof of Death and an election for the payment method.



8. ANNUITY OPTIONS:



Tax rules with respect to decedent contracts may prohibit election of Joint and Survivor Annuity Options and/or may also prohibit payments for as long as the owner's life in certain circumstances.



9. TAXES-NON QUALIFIED ANNUITIES -- ANNUITY PAYMENTS:



Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax advisor before You partially annuitize Your Contract.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.




1300 Hall Boulevard                             Telephone:
Bloomfield, CT 06002-2910                       (800) 842-9406

                                    APPENDIX

--------------------------------------------------------------------------------



              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGE


This name change is also a subadviser change as well as an asset class and investment objective change.



                  FORMER NAME                                        NEW NAME
-----------------------------------------------  -----------------------------------------------
MET INVESTORS SERIES TRUST                       MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                    T. Rowe Price Large Cap Value
     Portfolio -- Class B                        Portfolio -- Class B




UNDERLYING FUND MERGER/REORGANIZATION


The former Underlying Fund was merged with and into the new Underlying Fund.



             FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
-----------------------------------------------  -----------------------------------------------
METROPOLITAN SERIES FUND, INC.                   MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                    MetLife Aggressive Strategy
     Portfolio -- Class B                        Portfolio -- Class B




UNDERLYING FUND LIQUIDATION


The following former Underlying Fund was replaced by the new Underlying Fund.



             FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
-----------------------------------------------  -----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST        METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio                         BlackRock Money Market Portfolio -- Class A





                                       A-1